COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
2015	$388
2016	784
2017	771
2018	621

Total	$2,564